Other Borrowed Funds (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Federal Home Loan Bank advances
Other borrowed funds	$ 733,375	$ 505,750
Federal Home Loan Bank advances - short-term
Federal Home Loan Bank advances
Other borrowed funds	$ 583,375	$ 355,750
Rate on balance outstanding at year end (as a percent)	0.66%	0.37%
Average daily balance	$ 483,379	$ 859,220
Average rate (as a percent)	0.47%	0.19%
Maximum amount outstanding at any month end	$ 600,875	$ 1,239,200
Federal Home Loan Bank advances - long-term
Federal Home Loan Bank advances
Other borrowed funds	$ 150,000	$ 150,000
Rate on balance outstanding at year end (as a percent)	0.58%	0.31%
Average daily balance	$ 150,000	$ 5,314
Average rate (as a percent)	0.58%	0.31%
Maximum amount outstanding at any month end	$ 150,000	$ 150,000